Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000049879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	2.84%	5.14%	2.67%
C000049880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	4.00%	4.94%	2.18%
C000049881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000049882
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000049879
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%	5.73%	2.95%
Without Sales Load [Member] | C000049880
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%	4.94%	2.18%
Without Sales Load [Member] | C000049881
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%	5.92%	3.12%
Without Sales Load [Member] | C000049882
Average Annual Return [Line Items]
Average Annual Return, Percent	6.02%	5.99%	3.21%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.49%
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	7.52%	5.02%
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	7.52%	5.02%
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	7.52%	5.02%
DWS Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	7.52%	5.02%